Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 50,074
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	45,522
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 4,552